Significant Accounting Policies - Intangible assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Other Intangible Assets
Impairment loss	$ 0
Development costs
Other Intangible Assets
Amortization rates	10.00%
Computer software
Other Intangible Assets
Amortization rates	33.00%
Minimum | Concessions, patents, licenses brands & similar
Other Intangible Assets
Amortization rates	7.00%
Minimum | Currently marketed products
Other Intangible Assets
Amortization rates	3.00%
Maximum | Concessions, patents, licenses brands & similar
Other Intangible Assets
Amortization rates	20.00%
Maximum | Currently marketed products
Other Intangible Assets
Amortization rates	10.00%